Document And Entity Information	Jul. 31, 2023
Document Information [Line Items]
Entity, Registrant Name	TriLinc Global Impact Fund, LLC
Document, Type	8-K
Document, Period End Date	Sep. 07, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-55432
Entity, Tax Identification Number	36-4732802
Entity, Address, Address Line One	1230 Rosecrans Avenue
Entity, Address, Address Line Two	Suite 605
Entity, Address, City or Town	Manhattan Beach
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90266
City Area Code	310
Local Phone Number	997-0580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001550453